Investments (Gross Gains And Losses Realized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments [Abstract]
Gross realized gains	$ 2,142	$ 1,256	$ 764
Gross realized losses	(12)	(100)	0
Investment security gains (losses)	$ 2,130	$ 1,156	$ 764